CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Transaction revenue	$ 1,893.6	$ 1,546.3	$ 1,323.1
Interest income on customer balances	806.1	758.3	610.0
Interest expense on customer liabilities	(196.9)	(205.7)	(157.0)
Net revenue	2,502.8	2,098.9	1,776.1
Operating expenses:
Transaction expense	(513.6)	(378.0)	(331.5)
Transaction and credit losses	(13.9)	(11.6)	(15.7)
Technology and development	(434.3)	(314.1)	(287.6)
Servicing	(396.6)	(287.5)	(216.9)
Marketing and sales	(171.8)	(106.1)	(79.6)
General and administrative	(381.9)	(273.4)	(194.7)
Total operating expenses	(1,912.1)	(1,370.7)	(1,126.0)
Operating income	590.7	728.2	650.1
Other income/(loss), net	69.7	(10.7)	6.6
Income before tax	660.4	717.5	656.7
Income tax expense	(161.7)	(167.2)	(155.2)
Net income	$ 498.7	$ 550.3	$ 501.5
Net income per share – basic, in cents	$ 48.92	$ 53.31	$ 48.57
Net income per share – diluted, in cents	$ 48.43	$ 52.63	$ 47.81
Weighted average shares outstanding – basic	1,019.5	1,032.3	1,032.6
Weighted average shares outstanding – diluted	1,029.7	1,045.7	1,048.9
Gain on foreign currency translation	$ 59.8	$ 20.8	$ 10.9
Unrealized gain/(loss) on Available-For-Sale debt securities, net	7.9	14.8	(24.6)
Other comprehensive income/(loss), net of tax	67.7	35.6	(13.7)
Total comprehensive income	$ 566.4	$ 585.9	$ 487.8